DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Beginning balance	14,350	14,350	2,081
Recognized as income during the year	—	—	—

Total balance of deferred government grant	14,350	14,350	2,081
Less: current portion	—	—	—

Balance of non-current deferred government grant	14,350	14,350	2,081